CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Losses) [Income] [Member]	Accumulated Losses [Member]	Participation Interest [Member]
BEGINNING BALANCE at Dec. 31, 2022	$ 876,145	$ 77	$ 7	$ 2,477,359	$ (11,671)	$ (1,665,166)	$ 75,539
BEGINNING BALANCE (in shares) at Dec. 31, 2022		770,352,700	72,511,760
Net loss	(146,084)	$ 0	$ 0	0	0	(133,517)	(12,567)
Foreign currency translation adjustments	(1,078)	0	0	0	(985)	0	(93)
ENDING BALANCE at Dec. 31, 2023	728,983	$ 77	$ 7	2,477,359	(12,656)	(1,798,683)	62,879
ENDING BALANCE (in shares) at Dec. 31, 2023		770,352,700	72,511,760
Net loss	(105,831)	$ 0	$ 0	0	0	(96,726)	(9,105)
Foreign currency translation adjustments	23,367	0	0	0	21,357	0	2,010
ENDING BALANCE at Dec. 31, 2024	646,519	$ 77	$ 7	2,477,359	8,701	(1,895,409)	55,784
ENDING BALANCE (in shares) at Dec. 31, 2024		770,352,700	72,511,760
Net loss	(64,297)	$ 0	$ 0	0	0	(58,765)	(5,532)
Foreign currency translation adjustments	(8,844)	0	0	0	(8,083)	0	(761)
ENDING BALANCE at Dec. 31, 2025	$ 573,378	$ 77	$ 7	$ 2,477,359	$ 618	$ (1,954,174)	$ 49,491
ENDING BALANCE (in shares) at Dec. 31, 2025		770,352,700	72,511,760